Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax.

	As of December 31,
	2019	2020
	RMB’000	RMB’000
5% appreciation of RMB	15,079	131,228
5% depreciation of RMB	(15,079)	(131,228)

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2019
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	7,241,643	110,751	—	—	—	—	—	7,352,394
Restricted cash	24,602,779	—	—	—	—	—	—	24,602,779
Financial assets at fair value through profit or loss	1,644,507	2,826,748	1,000	17,717	51,123	2,764,313	11,277,648	18,583,056
Financial assets at amortized cost	2,235,622	4,866,232	161,674	32,874	—	1,326,610	—	8,623,012
Accounts and other receivables and contract assets	—	—	—	—	—	—	26,296,438	26,296,438
Loans to customers	4,057,473	12,172,419	14,678,077	6,989,171	3,494,586	6,106,786	—	47,498,512

Total financial assets	39,782,024	19,976,150	14,840,751	7,039,762	3,545,709	10,197,709	37,574,086	132,956,191

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	15,344,417	15,344,417
Borrowings	378,900	2,598,540	—	—	—	—	12,422	2,989,862
Accounts and other payables and contract liabilities	—	—	—	—	—	—	4,826,010	4,826,010
Payable to investors of consolidated structured entities	4,843,980	12,640,500	14,932,203	14,352,203	—	—	474,164	47,243,050
Financing guarantee liabilities	—	—	—	—	—	—	242,749	242,749
Lease liabilities	118,785	324,589	317,778	136,455	41,482	—	—	939,089
Convertible promissory note payable	—	—	—	—	10,014,377	—	—	10,014,377
Convertible redeemable preferred shares	—	—	—	—	10,258,898	—	—	10,258,898

Total financial liabilities	5,341,665	15,563,629	15,249,981	14,488,658	20,314,757	—	20,899,762	91,858,452

Total interest rate sensitivity gap	34,440,359	4,412,521	(409,230)	(7,448,896)	(16,769,048)	10,197,709	16,674,324	41,097,739

	As of December 31, 2020
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	23,785,651	56,444	6,190	310,283	—	—	—	24,158,568
Restricted cash	23,029,588	—	—	—	—	—	—	23,029,588
Financial assets at fair value through profit or loss	966,000	5,421,035	9,230,584	1,399,389	848,231	1,260,315	15,298,343	34,423,897
Financial assets at amortized cost	1,204,990	1,683,332	1,816,323	803,062	—	1,056,262	—	6,563,969
Financial assets at purchased under reverse repurchase agreements	700,007	—	—	—	—	—	—	700,007
Accounts and other receivables and contract assets	—	—	—	—	—	—	23,325,978	23,325,978
Loans to customers	27,757,023	54,104,955	30,195,692	6,559,344	—	1,208,800	—	119,825,814

Total financial assets	77,443,259	61,265,766	41,248,789	9,072,078	848,231	3,525,377	38,624,321	232,027,821

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	9,114,906	9,114,906
Borrowings	8,778,581	1,536,475	389	—	—	—	—	10,315,445
Accounts and other payables and contract liabilities	—	—	—	—	—	—	5,483,757	5,483,757
Payable to investors of consolidated structured entities	24,875,127	50,551,124	29,978,064	4,963,403	—	—	—	110,367,718
Financing guarantee liabilities	—	—	—	—	—	—	748,674	748,674
Lease liabilities	140,889	400,965	316,653	103,387	17,525	—	—	979,419
Convertible promissory note payable	—	—	—	10,117,188	—	—	—	10,117,188
Optionally convertible promissory notes	—	—	—	7,530,542	—	—	—	7,530,542

Total financial liabilities	33,794,597	52,488,564	30,295,106	22,714,520	17,525	—	15,347,337	154,657,649

Nominal amount of interest rate swap	(8,417,121)	—	—	8,417,121	—	—	—	—

Total interest rate sensitivity gap	52,065,783	8,777,202	10,953,683	(22,059,563)	830,706	3,525,377	23,276,984	77,370,132

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2019 and 2020, caused by a parallel shift of 100 basis points of RMB, USD, HKD, IDR and SGD interest rates.

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(317,900)	(488,490)
+100 basis points	317,900	488,490

Summary of Credit Exposure of the Group	The following table sets forth the credit exposure of the Group as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
On-balance sheet
Cash at bank	7,352,394	24,158,568
Restricted cash	24,602,779	23,029,588
Financial assets at fair value through profit or loss	18,583,056	34,423,897
Financial assets at amortized cost	8,623,012	6,563,969
Financial assets purchased under reverse repurchase agreements	—	700,007
Accounts and other receivables and contract assets	26,296,438	23,325,978
Loans to customers	47,498,512	119,825,814

	132,956,191	232,027,821

Off-balance sheet
Financing guarantee commitment	4,639,331	20,969,026

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses the key macroeconomic assumptions used to estimate expected credit losses are listed below.

As of December 31,
	2019	2020
GDP – year on year percentage change	5.9%-6.3%	5.0%-7.5%
CPI – year on year percentage change	2.0%-3.0%	1.2%-2.8%
Broad measure of money supply (M1) – year on year percentage change	5.2%-7.1%	3.7%-7.9%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	1,425,379	1,541,542
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	1,494,063	1,737,879

Difference-amount	(68,684)	(196,337)
Difference-ratio	-5%	-13%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following table presents the credit risk exposure of the financial instruments under the scope of expected credit loss. Without considering guarantee or any other credit enhancement measures, for on-balance
sheet assets, the maximum credit risk exposure is presented as the net carrying amount of the financial assets:

	As of December 31, 2019
(in RMB’000)	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
Book value

On-balance sheet
Cash at bank	7,352,394	—	—	—	7,352,394
Restricted cash	24,602,779	—	—	—	24,602,779
Financial assets at amortized cost	7,209,198	—	1,333,999	79,815	8,623,012
Accounts and other receivables and contract assets	25,805,452	226,662	264,324	—	26,296,438
Loans to customers	46,915,779	271,182	311,551	—	47,498,512

Total	111,885,602	497,844	1,909,874	79,815	114,373,135

Off-balance sheet
Financing guarantee commitment	4,600,281	39,050	—	—	4,639,331

	As of December 31, 2020
(in RMB’000)	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure

Book value
On-balance sheet
Cash at bank	24,158,568	—	—	—	24,158,568
Restricted cash	23,029,588	—	—	—	23,029,588
Financial assets at amortized cost	5,507,707	—	974,887	81,375	6,563,969
Financial assets purchased under reverse repurchase agreements	700,007	—	—	—	700,007
Accounts and other receivables and contract assets	23,307,520	17,350	1,108	—	23,325,978
Loans to customers	119,087,728	644,478	93,608	—	119,825,814

Total	195,791,118	661,828	1,069,603	81,375	197,603,924

Off-balance sheet
Financing guarantee commitment	20,898,499	70,527	—	—	20,969,026

Summary of Liquidity Risk
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual cash flows including interests with financial liabilities denominated in foreign currencies translated into RMB

using the spot rate as of balance sheet date:

	As of December 31, 2019
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	15,344,417	—	—	—	—	15,344,417
Borrowings	—	3,047,827	—	—	—	3,047,827
Accounts and other payables and contract liabilities	4,826,010	—	—	—	—	4,826,010
Payable to investors of consolidated structured entities	474,677	21,706,803	16,293,460	15,121,595	—	53,596,535
Financing guarantee liabilities	4,639,331	—	—	—	—	4,639,331
Lease liabilities	—	486,110	338,374	142,126	42,767	1,009,377
Convertible promissory note payable	—	100,522	100,522	100,522	13,680,361	13,981,927
Convertible redeemable preferred shares	—	—	—	—	12,804,833	12,804,833

	25,284,435	25,341,262	16,732,356	15,364,243	26,527,961	109,250,257

	As of December 31, 2020
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	9,114,906	—	—	—	—	9,114,906
Borrowings	—	2,227,487	120,537	8,462,547	—	10,810,571
Accounts and other payables and contract liabilities	5,483,757	—	—	—	—	5,483,757
Payable to investors of consolidated structured entities	14,947	79,283,191	31,007,485	5,058,213	—	115,363,836
Financing guarantee liabilities	20,969,026	—	—	—	—	20,969,026
Lease liabilities	—	573,840	330,146	106,282	17,941	1,028,209
Convertible promissory note payable	—	101,854	94,019	12,818,864	—	13,014,737
Optionally convertible promissory notes	—	453,203	453,203	8,006,590	—	8,912,996

	35,582,636	82,639,575	32,005,390	34,452,496	17,941	184,698,038

Summary of Group's Maximum Exposure to Structured Entities
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities. The maximum exposure of the Group in these unconsolidated structure entities is contingent in nature and approximates the sum of direct investments made by the Group.

	As of December 31, 2019
(In RMB’000)	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties	6,617,543	6,617,543	Investment income
Unconsolidated structured products managed by affiliated entities	9,695,236	9,748,907	Investment income/ service fee

	As of December 31, 2020
(In RMB’000)	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties	10,367,052	10,367,052	Investment income
Unconsolidated structured products managed by affiliated entities	19,352,780	19,409,204	Investment income/ service fee

Summary of Fair Value Estimation
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Asset management plans	—	6,056,754	793,514	6,850,268
Mutual funds	5,732,842	—	—	5,732,842
Trust plans	—	1,787,954	1,682,519	3,470,473
Factoring products	—	1,480,223	344,023	1,824,246
Structured deposits	—	430,760	—	430,760
Bank wealth management products	—	251,684	—	251,684
Corporate bonds	—	—	15,271	15,271
Private fund and other equity investments	—	—	7,512	7,512

Total	5,732,842	10,007,375	2,842,839	18,583,056

As of December 31, 2020	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Asset management plans	—	9,328,168	424,082	9,752,250
Trust plans	—	9,106,125	820,912	9,927,037
Private fund and other equity investments	—	4,617,756	6,268	4,624,024
Mutual funds	3,199,106	—	—	3,199,106
Corporate bonds	—	3,029,174	15,233	3,044,407
Bank wealth management products	—	2,091,730	—	2,091,730
Structured deposits	—	961,804	—	961,804
Factoring products	—	823,539	—	823,539

Total	3,199,106	29,958,296	1,266,495	34,423,897

Summary of the Changes in Level 3 Instruments
The following table presents the changes in level 3 instruments for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	7,059,316	2,632,890	2,842,839
Additions	12,002,979	1,353,173	—
Disposal (a)	(16,439,194)	(1,961,315)	(1,266,827)
Transfer into level 3	—	1,477,950	—
Gains or losses recognized in profit or loss	9,789	(659,859)	(309,517)

As of end of the year	2,632,890	2,842,839	1,266,495

(a)
For the year ended December 31, 2020, RMB724 million of disposal of level 3 financial assets at fair value through profit or loss was related to a debt restructuring. As a result, the newly recognized financial assets were transferred out of level 3.